UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 5.4%
Honeywell International, Inc.	529,618	$51,775,456
MTU Aero Engines AG	150,369	13,785,364
United Technologies Corp.	392,066	45,001,335

		$110,562,155
Alcoholic Beverages - 6.1%
AmBev S.A.	1,896,578	$12,461,258
Carlsberg Group	191,247	14,086,091
Diageo PLC	1,491,464	44,254,928
Heineken N.V.	326,226	24,433,153
Pernod Ricard S.A.	245,566	29,580,389

		$124,815,819
Apparel Manufacturers - 3.5%
Burberry Group PLC	495,693	$12,908,935
Compagnie Financiere Richemont S.A.	244,543	20,387,461
LVMH Moet Hennessy Louis Vuitton S.A.	218,130	35,370,870
NIKE, Inc., “B”	21,120	1,948,320

		$70,615,586
Automotive - 1.1%
Delphi Automotive PLC	259,171	$17,812,823
Harley-Davidson, Inc.	59,559	3,674,790

		$21,487,613
Broadcasting - 8.3%
Omnicom Group, Inc.	261,151	$19,011,793
Time Warner, Inc.	640,806	49,938,012
Viacom, Inc., “B”	90,952	5,859,128
Walt Disney Co.	705,801	64,199,659
WPP Group PLC	1,400,067	30,914,728

		$169,923,320
Brokerage & Asset Managers - 1.9%
Deutsche Boerse AG	154,380	$11,867,793
Franklin Resources, Inc.	530,436	27,333,367

		$39,201,160
Business Services - 5.0%
Accenture PLC, “A”	546,681	$45,937,604
Adecco S.A.	254,433	19,092,173
Brenntag AG	161,072	8,794,789
Compass Group PLC	1,504,518	26,082,868
NOW, Inc. (a)(l)	118,035	2,944,973

		$102,852,407
Cable TV - 1.4%
Sky PLC	1,003,814	$14,030,846
Time Warner Cable, Inc.	113,731	15,482,201

		$29,513,047
Chemicals - 1.8%
3M Co.	221,566	$35,960,162

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.6%
Check Point Software Technologies Ltd. (a)	124,799	$9,630,739
Dassault Systemes S.A.	66,444	4,123,488
Oracle Corp.	934,720	39,155,421

		$52,909,648
Consumer Products - 6.2%
Colgate-Palmolive Co.	422,245	$28,509,982
International Flavors & Fragrances, Inc.	151,782	16,105,588
Reckitt Benckiser Group PLC	624,511	52,957,945
Svenska Cellulosa Aktiebolaget	1,161,177	28,095,482

		$125,668,997
Electrical Equipment - 3.5%
Amphenol Corp., “A”	266,685	$14,323,651
Legrand S.A.	410,879	22,146,789
Rockwell Automation, Inc.	45,212	4,924,491
Schneider Electric S.A.	365,135	27,644,371
W.W. Grainger, Inc.	14,210	3,351,286

		$72,390,588
Electronics - 2.7%
Altera Corp.	220,832	$7,270,894
Hoya Corp.	554,800	21,490,087
Microchip Technology, Inc.	302,512	13,643,291
Samsung Electronics Co. Ltd.	10,217	12,628,393

		$55,032,665
Energy - Independent - 0.4%
INPEX Corp.	714,600	$7,997,884

Food & Beverages - 5.4%
Danone S.A.	511,468	$34,429,008
Kellogg Co.	319,242	20,935,890
Nestle S.A.	719,090	55,173,046

		$110,537,944
Food & Drug Stores - 0.2%
Lawson, Inc.	63,600	$4,155,403

Gaming & Lodging - 0.8%
Sands China Ltd.	1,070,800	$5,178,732
William Hill PLC	1,122,714	6,376,881
Wynn Resorts Ltd.	35,182	5,205,177

		$16,760,790
Insurance - 0.4%
Swiss Re Ltd.	90,359	$8,177,775

Internet - 0.6%
eBay, Inc. (a)	225,876	$11,971,428

Major Banks - 5.5%
Bank of New York Mellon Corp.	851,325	$30,647,700
Goldman Sachs Group, Inc.	133,508	23,018,114
Standard Chartered PLC	1,020,696	13,647,254

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
State Street Corp.	624,464	$44,655,421

		$111,968,489
Medical Equipment - 8.9%
DENTSPLY International, Inc.	323,771	$16,196,644
Medtronic PLC	413,651	29,534,681
Sonova Holding AG	80,875	10,666,481
St. Jude Medical, Inc.	416,061	27,405,938
Stryker Corp.	293,170	26,693,129
Thermo Fisher Scientific, Inc.	394,083	49,343,132
Waters Corp. (a)	173,387	20,641,722

		$180,481,727
Network & Telecom - 0.7%
Cisco Systems, Inc.	511,672	$13,490,232

Oil Services - 1.9%
National Oilwell Varco, Inc.	170,988	$9,306,877
Saipem S.p.A. (a)	210,384	1,909,003
Schlumberger Ltd.	340,294	28,036,823

		$39,252,703
Other Banks & Diversified Financials - 7.3%
American Express Co.	393,955	$31,788,229
Credicorp Ltd.	31,306	4,511,821
Erste Group Bank AG	310,393	6,743,055
Grupo Financiero Banorte S.A. de C.V.	1,393,428	7,071,488
Itau Unibanco Holding S.A., ADR	734,760	8,905,291
Julius Baer Group Ltd.	261,223	10,696,999
Kasikornbank PLC	1,115,380	7,613,551
Komercni Banka A.S.	17,651	3,600,280
Sberbank of Russia, ADR	468,432	1,735,541
UBS Group AG (a)	1,375,690	23,058,015
Visa, Inc., “A”	172,349	43,933,484

		$149,657,754
Pharmaceuticals - 4.7%
Bayer AG	336,285	$48,659,263
Johnson & Johnson	139,587	13,978,242
Merck KGaA	181,901	18,234,175
Roche Holding AG	51,916	14,056,107

		$94,927,787
Railroad & Shipping - 2.1%
Canadian National Railway Co.	602,334	$39,741,997
Kuehne + Nagel International AG	16,737	2,307,672

		$42,049,669
Restaurants - 1.2%
McDonald’s Corp.	233,249	$21,561,538
Whitbread PLC	40,217	3,031,771

		$24,593,309
Specialty Chemicals - 5.4%
Akzo Nobel N.V.	360,642	$26,130,533
L’Air Liquide S.A.	90,295	11,427,735
Linde AG	271,558	52,135,606

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Praxair, Inc.	168,636	$20,335,815

		$110,029,689
Specialty Stores - 2.6%
AutoZone, Inc. (a)	36,131	$21,568,762
Hermes International	10,638	3,611,691
Sally Beauty Holdings, Inc. (a)	513,961	15,973,908
Urban Outfitters, Inc. (a)	318,560	11,105,002

		$52,259,363
Trucking - 1.5%
United Parcel Service, Inc., “B”	317,367	$31,368,554
Total Common Stocks		$2,020,613,667

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	12,193,398	$12,193,398

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.09%, at Net Asset Value (j)	2,234,625	$2,234,625
Total Investments		$2,035,041,690

Other Assets, Less Liabilities - 0.2%		3,930,712
Net Assets - 100.0%		$2,038,972,402

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,082,860,670	$—	$—	$1,082,860,670
United Kingdom	204,206,157	—	—	204,206,157
France	168,334,342	—	—	168,334,342
Switzerland	163,615,729	—	—	163,615,729
Germany	153,476,989	—	—	153,476,989
Netherlands	50,563,686	—	—	50,563,686
Canada	39,741,997	—	—	39,741,997
Japan	—	33,643,374	—	33,643,374
Sweden	28,095,482	—	—	28,095,482
Other Countries	70,654,565	25,420,676	—	96,075,241
Mutual Funds	14,428,023	—	—	14,428,023
Total Investments	$1,975,977,640	$59,064,050	$—	$2,035,041,690

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,178,732 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,522,938,210
Gross unrealized appreciation	546,488,836
Gross unrealized depreciation	(34,385,356)
Net unrealized appreciation (depreciation)	$512,103,480

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,193,238	65,143,361	(68,143,201)	12,193,398

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,590	$12,193,398

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	54.0%
United Kingdom	10.0%
France	8.3%
Switzerland	8.0%
Germany	7.5%
Netherlands	2.5%
Canada	1.9%
Japan	1.7%
Sweden	1.4%
Other Countries	4.7%

7

QUARTERLY REPORT

January 31, 2015

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.9%
Aerospace - 2.4%
BAE Systems PLC	220,538	$1,685,785
Cobham PLC	616,251	3,032,420
Honeywell International, Inc.	91,312	8,926,661
Lockheed Martin Corp.	57,516	10,834,289
Northrop Grumman Corp.	18,168	2,851,468
United Technologies Corp.	67,174	7,710,232

		$35,040,855
Airlines - 0.3%
Air Canada (a)	244,027	$2,256,486
Ferrovial S.A.	44,042	875,161
Japan Airlines Co. Ltd.	33,500	1,124,616

		$4,256,263
Alcoholic Beverages - 1.1%
AmBev S.A., ADR	105,250	$692,545
Heineken N.V.	104,406	7,819,634
Pernod Ricard S.A.	68,105	8,203,792

		$16,715,971
Apparel Manufacturers - 0.2%
Li & Fung Ltd.	2,762,000	$2,734,316

Automotive - 0.9%
General Motors Co.	41,193	$1,343,716
Johnson Controls, Inc.	75,512	3,509,043
Kia Motors Corp.	17,063	714,364
Magna International, Inc.	48,356	4,646,088
USS Co. Ltd.	211,800	3,320,749

		$13,533,960
Broadcasting - 1.1%
Fuji Television Network, Inc.	112,200	$1,410,316
Nippon Television Holdings, Inc.	120,200	1,966,013
Omnicom Group, Inc.	59,983	4,366,762
ProSiebenSat.1 Media AG	44,480	1,977,323
Viacom, Inc., “B”	34,967	2,252,574
Walt Disney Co.	44,277	4,027,436

		$16,000,424
Brokerage & Asset Managers - 0.7%
BlackRock, Inc.	13,841	$4,712,999
Computershare Ltd.	142,195	1,277,925
Daiwa Securities Group, Inc.	264,000	1,908,786
Franklin Resources, Inc.	42,235	2,176,370

		$10,076,080
Business Services - 2.2%
Accenture PLC, “A”	109,713	$9,219,183
Amadeus Holdings AG	128,739	5,177,458
Bunzl PLC	177,069	5,059,324
Compass Group PLC	434,890	7,539,410
Nomura Research Institute Ltd.	137,500	4,668,542

		$31,663,917

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.5%
Comcast Corp., “Special A”	134,244	$7,101,508

Chemicals - 1.9%
3M Co.	62,288	$10,109,342
Givaudan S.A.	2,172	3,976,402
LyondellBasell Industries N.V., “A”	71,773	5,676,526
Orica Ltd.	79,440	1,111,687
PPG Industries, Inc.	24,761	5,518,732
Yara International ASA	16,576	863,997

		$27,256,686
Computer Software - 0.5%
Aspen Technology, Inc. (a)	55,259	$1,953,129
Oracle Corp.	132,698	5,558,719

		$7,511,848
Computer Software - Systems - 0.4%
International Business Machines Corp.	38,342	$5,878,212

Construction - 0.4%
Geberit AG	7,515	$2,579,752
Stanley Black & Decker, Inc.	27,157	2,543,253

		$5,123,005
Consumer Products - 2.6%
Kao Corp.	295,500	$12,953,079
Kobayashi Pharmaceutical Co. Ltd.	41,100	2,749,488
Kose Corp.	52,900	2,375,565
Procter & Gamble Co.	162,811	13,723,339
Reckitt Benckiser Group PLC	77,906	6,606,355

		$38,407,826
Containers - 0.3%
Brambles Ltd.	456,207	$3,736,939
Crown Holdings, Inc. (a)	24,546	1,087,633

		$4,824,572
Electrical Equipment - 1.6%
Danaher Corp.	50,426	$4,154,094
Legrand S.A.	69,940	3,769,836
Pentair PLC	14,512	896,987
Siemens AG (l)	76,371	8,025,828
Spectris PLC	83,158	2,617,779
Tyco International PLC	92,203	3,762,804

		$23,227,328
Electronics - 1.6%
Halma PLC	223,365	$2,343,251
Hirose Electric Co. Ltd.	23,400	2,807,905
Samsung Electronics Co. Ltd.	758	936,901
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	391,475	8,890,397
Texas Instruments, Inc.	157,657	8,426,767

		$23,405,221
Energy - Independent - 0.9%
Cairn Energy PLC (a)	390,449	$1,129,141
EOG Resources, Inc.	22,819	2,031,576

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Marathon Petroleum Corp.	60,605	$5,611,417
Occidental Petroleum Corp.	57,861	4,628,880

		$13,401,014
Energy - Integrated - 3.1%
BP PLC	265,291	$1,696,023
Chevron Corp.	37,474	3,842,209
China Petroleum & Chemical Corp.	6,728,000	5,320,052
Exxon Mobil Corp.	93,296	8,155,936
OAO Gazprom, ADR	420,585	1,703,369
Royal Dutch Shell PLC, “A”	428,561	13,026,161
Royal Dutch Shell PLC, “B”	163,806	5,192,319
Suncor Energy, Inc.	87,862	2,620,579
TOTAL S.A.	70,020	3,600,078

		$45,156,726
Engineering - Construction - 0.1%
Bouygues	55,102	$1,971,007

Food & Beverages - 2.7%
Danone S.A.	152,400	$10,258,669
General Mills, Inc.	199,098	10,448,663
Nestle S.A.	176,284	13,525,602
Tate & Lyle PLC	444,504	4,539,291

		$38,772,225
Food & Drug Stores - 1.3%
Alimentation Couche-Tard, Inc.	116,898	$4,580,429
CVS Health Corp.	118,311	11,613,408
Empire Co. Ltd., “A”	17,748	1,291,957
Kroger Co.	32,060	2,213,743

		$19,699,537
Gaming & Lodging - 0.2%
Sands China Ltd.	562,400	$2,719,946

General Merchandise - 0.6%
Macy’s, Inc.	35,710	$2,281,155
Target Corp.	84,968	6,254,494

		$8,535,649
Health Maintenance Organizations - 0.4%
Aetna, Inc.	20,963	$1,924,823
Anthem, Inc.	24,874	3,356,995

		$5,281,818
Insurance - 3.9%
ACE Ltd.	29,270	$3,159,989
Aon PLC	55,535	5,000,927
Delta Lloyd N.V.	32,013	607,011
Everest Re Group Ltd.	18,311	3,138,139
Fairfax Financial Holdings Ltd.	13,299	7,064,472
Hiscox Ltd.	167,451	1,852,517
ING Groep N.V. (a)	381,905	4,798,865
MetLife, Inc.	142,878	6,643,827

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Prudential Financial, Inc.	102,304	$7,762,828
Suncorp Group Ltd.	283,144	3,221,640
Swiss Re Ltd.	13,552	1,226,499
Travelers Cos., Inc.	68,950	7,089,439
Validus Holdings Ltd.	57,949	2,297,678
Zurich Insurance Group AG	10,375	3,450,800

		$57,314,631
Internet - 0.3%
Facebook, Inc., “A “ (a)	54,625	$4,146,584

Leisure & Toys - 0.1%
Hasbro, Inc.	39,352	$2,161,212

Machinery & Tools - 0.2%
GLORY Ltd.	57,200	$1,502,282
Neopost S.A.	31,666	1,645,999

		$3,148,281
Major Banks - 4.0%
Banco do Brasil	106,057	$816,598
Banco Santander S.A.	209,226	1,409,095
Bank of New York Mellon Corp.	151,511	5,454,396
Bank of Nova Scotia	9,676	464,954
BNP Paribas	21,524	1,137,667
BOC Hong Kong Holdings Ltd.	1,095,000	3,828,908
Goldman Sachs Group, Inc.	25,689	4,429,040
HSBC Holdings PLC	1,057,925	9,713,651
JPMorgan Chase & Co.	185,750	10,101,085
State Street Corp.	68,325	4,885,921
Sumitomo Mitsui Financial Group, Inc.	42,800	1,440,187
Toronto-Dominion Bank	77,646	3,091,908
Wells Fargo & Co.	230,528	11,969,014

		$58,742,424
Medical Equipment - 1.0%
Abbott Laboratories	130,520	$5,842,075
Medtronic PLC	83,513	5,962,828
St. Jude Medical, Inc.	39,656	2,612,141

		$14,417,044
Metals & Mining - 0.5%
Grupo Mexico S.A.B. de C.V.	227,365	$600,512
Rio Tinto PLC	160,808	7,084,613

		$7,685,125
Natural Gas - Distribution - 0.5%
Centrica PLC	474,689	$2,100,601
GDF SUEZ	135,421	3,018,432
Snam S.p.A.	449,865	2,204,195

		$7,323,228
Network & Telecom - 0.9%
Ericsson, Inc., “B”	1,089,990	$13,291,918

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 1.7%
Agricultural Bank of China	1,721,000	$840,475
China Construction Bank	5,606,000	4,490,062
DBS Group Holdings Ltd.	359,000	5,228,815
DNB A.S.A.	275,696	4,007,400
Hachijuni Bank Ltd.	139,000	916,593
North Pacific Ltd.	127,900	477,002
Sberbank of Russia, ADR	279,158	1,034,284
U.S. Bancorp	175,333	7,348,206

		$24,342,837
Pharmaceuticals - 7.5%
Bayer AG	68,532	$9,916,341
Bristol-Myers Squibb Co.	169,877	10,238,487
GlaxoSmithKline PLC	575,534	12,716,973
Johnson & Johnson	147,658	14,786,472
Merck & Co., Inc.	141,005	8,499,781
Novartis AG	244,869	24,041,538
Pfizer, Inc.	513,416	16,044,250
Roche Holding AG	37,235	10,081,269
Santen Pharmaceutical Co. Ltd.	43,100	2,674,674

		$108,999,785
Printing & Publishing - 0.1%
Reed Elsevier N.V.	66,207	$1,626,454

Railroad & Shipping - 0.1%
Canadian National Railway Co.	27,491	$1,813,856

Real Estate - 1.0%
Deutsche Wohnen AG	327,342	$8,522,414
Iron Mountain, Inc., REIT	128,273	5,110,396
WP GLIMCHER, Inc., REIT	68,325	1,207,986

		$14,840,796
Restaurants - 0.3%
McDonald’s Corp.	54,279	$5,017,551

Specialty Chemicals - 0.3%
Linde AG	5,877	$1,128,308
Marine Harvest A.S.A.	153,661	2,018,741
PTT Global Chemical PLC	953,800	1,646,492

		$4,793,541
Specialty Stores - 0.1%
Esprit Holdings Ltd.	1,015,950	$1,136,587

Telecommunications - Wireless - 1.5%
KDDI Corp.	243,600	$17,186,644
Vodafone Group PLC	1,309,718	4,625,975

		$21,812,619
Telephone Services - 2.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	1,378,219	$2,204,956
British Telecom Group, PLC	1,123,972	7,074,740
Nippon Telegraph & Telephone Corp.	48,400	2,873,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telephone Services - continued
TDC A.S.		648,362	$4,807,933
Telecom Italia S.p.A.		4,635,362	4,381,553
Verizon Communications, Inc.		288,070	13,167,680

			$34,510,449
Tobacco - 2.8%
British American Tobacco PLC		121,582	$6,870,918
Imperial Tobacco Group PLC		83,536	3,930,677
Japan Tobacco, Inc.		394,300	10,713,190
Lorillard, Inc.		118,528	7,776,622
Philip Morris International, Inc.		144,767	11,616,104

			$40,907,511
Trucking - 0.9%
bpost S.A.		28,572	$752,918
United Parcel Service, Inc., “B”		46,532	4,599,223
Yamato Holdings Co. Ltd.		317,100	7,180,724

			$12,532,865
Utilities - Electric Power - 0.8%
American Electric Power Co., Inc.		158,357	$9,946,403
Cheung Kong Infrastructure Holdings Ltd.		157,000	1,289,584
OGE Energy Corp.		33,303	1,171,600

			$12,407,587
Total Common Stocks			$861,268,799

Bonds - 35.4%
Asset-Backed & Securitized - 1.0%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.555%, 1/30/25 (z)		$1,216,000	$1,197,849
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		1,489,951	1,577,238
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		93,003	93,669
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		967,148	1,024,134
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)		1,563,000	1,535,347
Goldman Sachs Mortgage Securities Corp., FRN, 5.796%, 8/10/45		3,177,067	3,452,207
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25 (z)		1,419,000	1,395,853
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.795%, 6/15/49		871,696	884,235
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.94%, 2/15/51		96,550	96,719
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.795%, 6/15/49		1,040,000	1,119,867
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50		61,628	61,764
Merrill Lynch Mortgage Trust, FRN, 5.837%, 6/12/50		1,040,000	1,122,611
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.943%, 2/15/51		507,798	544,132

			$14,105,625
Automotive - 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$492,000	$497,228
FGA Capital Ireland PLC, 2%, 10/23/19	EUR	425,000	494,967
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$853,000	856,775
RCI Banque S.A., 4.25%, 4/27/17	EUR	550,000	673,997
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$227,000	229,270
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)		1,810,000	1,819,249
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)		534,000	547,771
Volkswagen International Finance N.V., 3.875%, 9/29/49	EUR	450,000	543,536

			$5,662,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$432,000	$502,934

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 4/01/43		$158,000	$172,591
Grupo Televisa S.A.B., 5%, 5/13/45		395,000	418,811
Omnicom Group, Inc., 3.65%, 11/01/24		210,000	219,617
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	525,000	628,414
SES S.A., 3.6%, 4/04/23 (n)		$635,000	662,876

			$2,102,309
Building - 0.1%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	350,000	$449,656
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	300,000	392,411
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	200,000	349,102
Mohawk Industries, Inc., 6.125%, 1/15/16		$376,000	393,291
Owens Corning, Inc., 6.5%, 12/01/16		10,000	10,905
Owens Corning, Inc., 4.2%, 12/15/22		376,000	392,959

			$1,988,324
Business Services - 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$483,000	$512,222
Fidelity National Information Services, Inc., 3.875%, 6/05/24		749,000	782,597
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)		281,000	289,846

			$1,584,665
Cable TV - 0.2%
Comcast Corp., 4.65%, 7/15/42		$300,000	$351,410
Cox Communications, Inc., 3.25%, 12/15/22 (n)		595,000	609,977
NBCUniversal Media LLC, 5.15%, 4/30/20		728,000	841,837
Shaw Communications, 5.65%, 10/01/19	CAD	510,000	466,577
Time Warner Cable Inc., 5.25%, 7/15/42	GBP	100,000	196,053
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	250,000	497,498

			$2,963,352
Chemicals - 0.1%
CF Industries, Inc., 5.15%, 3/15/34		$424,000	$479,820
LYB International Finance B.V., 4%, 7/15/23		336,000	355,001
LyondellBasell Industries N.V., 5%, 4/15/19		597,000	660,582
Solvay Finance, FRN, 4.199%, 5/29/49	EUR	500,000	596,533

			$2,091,936
Computer Software - 0.0%
Oracle Corp., 3.4%, 7/08/24		$609,000	$649,608

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 11/15/17		$251,000	$252,834

Consumer Products - 0.1%
Prosegur Cia de Seguridad S.A., 2.75%, 4/02/18	EUR	400,000	$479,044
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$731,000	789,190

			$1,268,234
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/22	GBP	350,000	$592,483

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$522,000	$533,802

Emerging Market Quasi-Sovereign - 0.2%
Comision Federal De Electricidad, 4.875%, 1/15/24		$535,000	$566,030
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)		677,000	737,930
Empresa Nacional del Petroleo, 6.25%, 7/08/19		265,000	295,012
Pemex Project Funding Master Trust, 5.75%, 3/01/18		523,000	565,625
Petroleos Mexicanos, 5.5%, 1/21/21		232,000	250,676
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		10,000	9,848
Petroleos Mexicanos, 4.5%, 1/23/26 (z)		417,000	416,375

			$2,841,496
Emerging Market Sovereign - 0.3%
Republic of Chile, 1.625%, 1/30/25	EUR	525,000	$610,822
Republic of Colombia, 6.125%, 1/18/41		$613,000	744,795
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	400,000	465,560
Republic of Peru, 7.35%, 7/21/25		$700,000	950,250
United Mexican States, 8.5%, 5/31/29	MXN	19,490,000	1,666,581

			$4,438,008
Energy - Independent - 0.1%
Canadian Natural Resources Ltd., 3.8%, 4/15/24		$528,000	$523,746
Continental Resources, Inc., 4.9%, 6/01/44		305,000	261,336
EOG Resources, Inc., 2.625%, 3/15/23		269,000	267,738
Pioneer Natural Resources Co., 7.5%, 1/15/20		301,000	358,695
Southwestern Energy Co., 4.95%, 1/23/25		197,000	201,361

			$1,612,876
Energy - Integrated - 0.1%
BG Energy Capital PLC, 6.5%, 11/30/72	EUR	350,000	$435,762
BP Capital Markets PLC, 2.521%, 1/15/20		$164,000	167,178
Eni S.p.A., 4%, 6/29/20	EUR	300,000	396,139
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	400,000	519,732

			$1,518,811
Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$569,000	$640,836

Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 1/15/20		$1,008,000	$1,166,891
BRF S.A., 4.75%, 5/22/24		703,000	702,086
Coca-Cola Co., 4.25%, 11/16/16	EUR	350,000	421,340
Conagra Foods, Inc., 3.2%, 1/25/23		$528,000	531,268
Mead Johnson Nutrition Co., 4.6%, 6/01/44		576,000	641,594
Tyson Foods, Inc., 6.6%, 4/01/16		1,200,000	1,277,321
Tyson Foods, Inc., 5.15%, 8/15/44		191,000	229,986
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		277,000	286,710
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	315,010

			$5,572,206
Food & Drug Stores - 0.1%
CVS Health Corp., 3.375%, 8/12/24		$387,000	$407,186
CVS Health Corp., 5.75%, 6/01/17		189,000	209,208
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	518,000	472,303
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$792,000	810,625

			$1,899,322

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$793,000	$909,257
Packaging Corp. of America, 3.9%, 6/15/22		483,000	504,061
Packaging Corp. of America, 3.65%, 9/15/24		343,000	352,058

			$1,765,376
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$500,000	$504,065
Wyndham Worldwide Corp., 5.625%, 3/01/21		350,000	400,013

			$904,078
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/22		$226,000	$259,441
American International Group, Inc., 4.875%, 3/15/67	EUR	600,000	705,967
Assicurazioni Generali S.p.A., 7.75%, 12/12/42	EUR	200,000	290,410
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	470,000	544,377
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	450,000	599,394
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	450,000	664,864
UnumProvident Corp., 6.85%, 11/15/15 (n)		$697,000	728,697

			$3,793,150
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/17		$528,000	$531,908

Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5%, 12/19/26	GBP	200,000	$314,344
AXIS Specialty Finance LLC, 2.65%, 4/01/19		$86,000	87,696
Berkshire Hathaway, Inc., 4.5%, 2/11/43		490,000	574,560
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		730,000	782,925
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		293,000	302,855
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		500,000	523,410
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	300,000	519,953
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)		$759,000	793,155

			$3,898,898
International Market Quasi-Sovereign - 0.3%
Caisse D’amortissement de la Dette Sociale, 1%, 5/25/18	EUR	400,000	$466,857
Electricite de France, 6% to 2026, FRN to 12/29/49	GBP	300,000	513,973
ESB Finance Ltd., 4.375%, 11/21/19	EUR	400,000	532,552
Statoil A.S.A., 4.25%, 11/23/41		$660,000	735,701
Statoil A.S.A., FRN, 0.522%, 5/15/18		477,000	474,839
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		1,450,000	1,447,428

			$4,171,350
International Market Sovereign - 18.8%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,852,000	$4,552,148
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,098,000	6,375,618
Government of Australia, 5.75%, 5/15/21	AUD	18,482,000	17,409,046
Government of Canada, 4.25%, 6/01/18	CAD	7,496,000	6,637,384
Government of Canada, 3.25%, 6/01/21	CAD	5,949,000	5,390,430
Government of Canada, 5.75%, 6/01/33	CAD	3,267,000	4,201,773
Government of Canada, 4%, 6/01/41	CAD	890,000	1,012,031
Government of Japan, 1.1%, 6/20/20	JPY	3,257,200,000	29,299,073
Government of Japan, 2.1%, 9/20/24	JPY	2,733,800,000	27,337,744
Government of Japan, 2.2%, 9/20/27	JPY	1,256,700,000	12,960,137
Government of Japan, 1.5%, 3/20/34	JPY	278,000,000	2,571,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.4%, 3/20/37	JPY	325,150,000	$3,437,262
Government of Japan, 2%, 3/20/52	JPY	127,000,000	1,271,038
Government of New Zealand, 5%, 3/15/19	NZD	6,155,000	4,795,565
Government of New Zealand, 5.5%, 4/15/23	NZD	5,444,000	4,614,826
Kingdom of Belgium, 4%, 3/28/32	EUR	1,839,000	3,051,438
Kingdom of Denmark, 3%, 11/15/21	DKK	11,296,000	2,060,221
Kingdom of Denmark, 1.5%, 11/15/23	DKK	20,479,000	3,460,087
Kingdom of Norway, 3.75%, 5/25/21	NOK	38,483,000	5,835,405
Kingdom of Norway, 3%, 3/14/24	NOK	23,630,000	3,514,780
Kingdom of Spain, 5.4%, 1/31/23	EUR	4,460,000	6,605,666
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,315,000	9,295,143
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,313,000	5,697,344
Kingdom of Sweden, 5%, 12/01/20	SEK	40,470,000	6,248,898
Kingdom of Sweden, 3.5%, 6/01/22	SEK	10,830,000	1,604,579
Kingdom of Sweden, 1.5%, 11/13/23	SEK	42,490,000	5,560,437
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,389,000	4,360,561
Republic of Austria, 1.75%, 10/20/23	EUR	4,268,000	5,419,666
Republic of France, 6%, 10/25/25	EUR	5,592,000	9,839,202
Republic of France, 4.75%, 4/25/35	EUR	3,510,000	6,529,720
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,826,000	2,946,549
Republic of Ireland, 5.4%, 3/13/25	EUR	504,000	798,877
Republic of Italy, 5.5%, 9/01/22	EUR	1,791,000	2,624,300
Republic of Italy, 5.25%, 8/01/17	EUR	7,852,000	9,925,123
Republic of Italy, 3.75%, 3/01/21	EUR	15,740,000	20,568,495
United Kingdom Treasury, 5%, 3/07/18	GBP	3,229,000	5,518,004
United Kingdom Treasury, 8%, 6/07/21	GBP	2,024,000	4,355,736
United Kingdom Treasury, 4.25%, 12/07/27	GBP	3,083,000	6,118,009
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,376,000	5,015,305
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,264,000	4,295,419
United Kingdom Treasury, 3.75%, 7/22/52	GBP	711,000	1,553,813

			$274,668,258
Major Banks - 1.3%
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	300,000	$455,172
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)		$500,000	509,831
Bank of America Corp., 4.125%, 1/22/24		1,184,000	1,283,230
Bank of America Corp., 4.2%, 8/26/24		710,000	737,222
Bank of America Corp., 4.875%, 4/01/44		449,000	527,395
Barclays Bank PLC, 6%, 1/14/21	EUR	342,000	478,800
Barclays Bank PLC, 6.75%, 1/16/23	GBP	250,000	415,709
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	300,000	349,774
Credit Agricole S.A., 7.375%, 12/18/23	GBP	200,000	402,555
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$820,000	910,765
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,181,000	1,401,130
HSBC Bank PLC, FRN, 0.872%, 5/15/18 (n)		1,116,000	1,119,616
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	351,783
ING Bank N.V., 5.8%, 9/25/23 (n)		$630,000	720,070
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	550,000	661,904
JPMorgan Chase & Co., 4.25%, 10/15/20		$634,000	694,979
JPMorgan Chase & Co., 3.125%, 1/23/25		634,000	639,073
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		515,000	550,889
Morgan Stanley, 5.5%, 7/28/21		490,000	569,474
Morgan Stanley, 4.3%, 1/27/45		241,000	252,670
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)		2,050,000	2,057,310
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		640,000	707,334

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Regions Financial Corp., 2%, 5/15/18		$602,000	$600,707
Royal Bank of Scotland PLC, 5.5%, 3/23/20	EUR	300,000	417,324
Societe Generale S.A., 4.25%, 7/13/22	EUR	300,000	427,019
Wells Fargo & Co., 3.3%, 9/09/24		$500,000	521,781
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		650,000	667,875
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		317,000	331,265

			$18,762,656
Medical & Health Technology & Services - 0.0%
Becton, Dickinson and Co., 3.734%, 12/15/24		$185,000	$197,072
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		242,000	252,469

			$449,541
Medical Equipment - 0.0%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$578,000	$611,881

Metals & Mining - 0.2%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$705,000	$749,731
Cameco Corp., 5.67%, 9/02/19	CAD	855,000	768,296
Glencore Finance Europe, 6.5%, 2/27/19	GBP	200,000	349,476
Plains Exploration & Production Co., 6.875%, 2/15/23		$681,000	751,552
Southern Copper Corp., 6.75%, 4/16/40		359,000	377,721
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	300,000	372,982

			$3,369,758
Midstream - 0.4%
Enbridge, Inc., 3.19%, 12/05/22	CAD	600,000	$490,846
Energy Transfer Partners LP, 4.65%, 6/01/21		$482,000	516,254
Energy Transfer Partners LP, 3.6%, 2/01/23		399,000	400,364
Enterprise Products Operating LLC, 3.9%, 2/15/24		346,000	365,247
Enterprise Products Operating LLC, 4.85%, 3/15/44		198,000	218,407
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		321,000	341,811
Plains All American Pipeline LP, 3.6%, 11/01/24		335,000	339,033
Spectra Energy Partners LP, 4.75%, 3/15/24		1,158,000	1,285,241
Sunoco Logistics Partners LP, 5.3%, 4/01/44		571,000	605,880
Williams Cos., Inc., 3.7%, 1/15/23		861,000	783,313

			$5,346,396
Mortgage-Backed - 2.7%
Fannie Mae, 5.5%, 2/01/15 - 1/01/37		$331,000	$340,196
Fannie Mae, 4.78%, 8/01/15		313,697	317,309
Fannie Mae, 4.856%, 8/01/15		248,360	251,175
Fannie Mae, 5.432%, 2/01/16		255,641	262,563
Fannie Mae, 5.09%, 12/01/16		352,041	374,868
Fannie Mae, 5.008%, 1/01/17		45,636	45,584
Fannie Mae, 5.05%, 1/01/17		306,345	322,744
Fannie Mae, 5.236%, 1/01/18		455,334	475,089
Fannie Mae, 3.849%, 7/01/18		381,059	409,497
Fannie Mae, 2.578%, 9/25/18		900,000	932,138
Fannie Mae, 5.1%, 3/01/19		319,363	360,782
Fannie Mae, 5.18%, 3/01/19		319,764	350,312
Fannie Mae, 5%, 12/01/20 - 8/01/40		3,697,427	4,132,609
Fannie Mae, 4.5%, 3/01/25 - 4/01/44		2,353,849	2,564,242
Fannie Mae, 6%, 9/01/37 - 6/01/38		635,799	724,569
Fannie Mae, 4%, 2/01/41		1,237,538	1,328,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.5%, 5/01/43		$3,410,277	$3,645,738
Freddie Mac, 1.426%, 8/25/17		927,000	936,834
Freddie Mac, 3.882%, 11/25/17		733,000	783,138
Freddie Mac, 2.412%, 8/25/18		802,000	830,609
Freddie Mac, 5.085%, 3/25/19		589,000	670,159
Freddie Mac, 1.883%, 5/25/19		1,250,000	1,270,164
Freddie Mac, 3.32%, 7/25/20		403,974	424,981
Freddie Mac, 5.5%, 7/01/37		211,686	239,219
Freddie Mac, 4.5%, 5/01/40		3,151,743	3,419,886
Freddie Mac, TBA, 4%, 3/01/45		5,180,000	5,533,495
Ginnie Mae, 5%, 5/15/40		1,070,904	1,186,905
Ginnie Mae, 3.5%, 6/20/43		3,061,060	3,237,532
Ginnie Mae, TBA, 4%, 2/01/45		3,338,000	3,560,186

			$38,931,420
Natural Gas - Distribution - 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	300,000	$527,783
GDF SUEZ, 3% to 6/02/19, FRN to 6/29/49	EUR	400,000	471,862

			$999,645
Network & Telecom - 0.2%
British Telecommunications PLC, 5.75%, 12/07/28	GBP	165,000	$324,804
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	550,000	683,941
Verizon Communications, Inc., 6.4%, 9/15/33		725,000	937,751
Verizon Communications, Inc., 5.05%, 3/15/34		395,000	446,876
Verizon Communications, Inc., 6.55%, 9/15/43		175,000	236,397

			$2,629,769
Oils - 0.0%
Marathon Petroleum Corp., 3.625%, 9/15/24		$326,000	$327,557

Other Banks & Diversified Financials - 0.8%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$840,000	$906,150
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	300,000	360,829
BB&T Corp., 3.95%, 4/29/16		$890,000	923,508
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		901,000	1,018,472
BBVA Subordinated Capital SAU, 3.5% to 4/11/19, FRN to 4/11/24	EUR	500,000	592,912
BPCE S.A., 4.5%, 3/15/25 (n)		$300,000	306,609
Capital One Bank (USA) N.A., 3.375%, 2/15/23		900,000	915,574
Citigroup, Inc., 3.75%, 6/16/24		753,000	793,161
Discover Bank, 7%, 4/15/20		1,065,000	1,282,673
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	300,000	358,234
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	300,000	526,611
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	694,685
Lloyds TSB Bank PLC, 6.5%, 3/24/20	EUR	350,000	489,767
Macquarie Group Ltd., 3%, 12/03/18 (n)		$418,000	432,342
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	427,207
Svenska Handelsbanken AB, FRN, 0.697%, 3/21/16		$1,210,000	1,214,544
Swedbank AB, 1.75%, 3/12/18 (n)		728,000	731,540
U.S. Bancorp, 2.95%, 7/15/22		196,000	200,445

			$12,175,263
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 3.3%, 12/15/22		$483,000	$493,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Pharmaceuticals - 0.4%
AbbVie, Inc., 1.75%, 11/06/17		$528,000	$532,115
Amgen, Inc., 2.3%, 6/15/16		626,000	637,850
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	395,000	469,560
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$303,000	322,449
Celgene Corp., 1.9%, 8/15/17		483,000	489,827
Gilead Sciences, Inc., 3.7%, 4/01/24		988,000	1,075,603
Merck KGaA, FRN, 2.625%, 12/12/74	EUR	330,000	384,870
Mylan, Inc., 2.55%, 3/28/19		$216,000	219,484
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		369,000	370,554
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		531,000	532,711

			$5,035,023
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 6%, 8/15/40		$36,000	$31,302
Teck Resources Ltd., 5.4%, 2/01/43		200,000	162,914

			$194,216
Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$670,000	$762,221
WPP Finance S.A., 2.25%, 9/22/26	EUR	525,000	646,018

			$1,408,239
Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 3/15/44		$569,000	$611,513
Union Pacific Corp., 3.875%, 2/01/55		300,000	307,343

			$918,856
Real Estate - Apartment - 0.1%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$102,000	$108,242
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	500,000	603,872
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	500,000	590,425

			$1,302,539
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24		$700,000	$731,438

Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$669,000	$681,085

Real Estate - Retail - 0.1%
Hammerson PLC, 2.75%, 9/26/19	EUR	300,000	$370,246
Hammerson PLC, 6%, 2/23/26	GBP	220,000	436,892
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$640,000	747,043

			$1,554,181
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$346,000	$405,335

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$501,000	$557,659
Cencosud S.A., 5.5%, 1/20/21		586,000	614,726
Dollar General Corp., 4.125%, 7/15/17		500,000	526,228
Gap, Inc., 5.95%, 4/12/21		738,000	858,453
Home Depot, Inc., 5.95%, 4/01/41		678,000	927,234
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	300,000	516,666

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - continued
Wal-Mart Stores, Inc., 4.3%, 4/22/44		$459,000	$529,210

			$4,530,176
Specialty Chemicals - 0.1%
Ecolab, Inc., 3%, 12/08/16		$500,000	$517,759
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		584,000	622,690
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		209,000	202,417

			$1,342,866
Supermarkets - 0.1%
Carrefour S.A., 1.75%, 7/15/22	EUR	425,000	$509,366
Delhaize Group, 3.125%, 2/27/20	EUR	300,000	377,531
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	200,000	293,116

			$1,180,013
Supranational - 0.0%
European Investment Bank, 4.25%, 4/15/19	EUR	450,000	$598,733

Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	200,000	$230,100
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	500,000	716,019
American Tower Corp., REIT, 4.7%, 3/15/22		$167,000	180,287
American Tower Corp., REIT, 3.5%, 1/31/23		502,000	503,058
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	266,000	326,278
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$615,000	711,287
Rogers Communications, Inc., 5%, 3/15/44		344,000	401,815
SBA Tower Trust, 2.898%, 10/15/19 (n)		588,000	598,493

			$3,667,337
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	855,000	$781,315

Tobacco - 0.1%
Altria Group, Inc., 2.85%, 8/09/22		$660,000	$661,796
Lorillard Tobacco Co., 8.125%, 6/23/19		434,000	533,656
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	528,725

			$1,724,177
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$192,000	$197,825
ERAC USA Finance Co., 7%, 10/15/37 (n)		627,000	881,575
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	422,610
Hit Finance B.V., 4.875%, 10/27/21	EUR	300,000	423,648

			$1,925,658
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 9/15/15		$1,113,000	$1,141,525
Small Business Administration, 5.09%, 10/01/25		59,164	65,016
Small Business Administration, 5.21%, 1/01/26		712,686	779,010
Small Business Administration, 5.31%, 5/01/27		481,271	535,648
Small Business Administration, 2.22%, 3/01/33		1,184,881	1,190,763

			$3,711,962
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bonds, 4.5%, 8/15/39		$10,657,600	$15,331,959
U.S. Treasury Bonds, 3.625%, 2/15/44		3,550,000	4,595,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 8/15/17 (f)		$3,896,000	$4,299,298
U.S. Treasury Notes, 3.5%, 5/15/20		5,955,000	6,638,432
U.S. Treasury Notes, 2.75%, 2/15/24		21,452,000	23,471,513

			$54,336,233
Utilities - Electric Power - 0.4%
Alabama Power Co., 4.15%, 8/15/44		$252,000	$287,784
American Electric Power Co., Inc., 1.65%, 12/15/17		528,000	531,985
CMS Energy Corp., 5.05%, 3/15/22		631,000	727,940
Colbun S.A., 4.5%, 7/10/24 (n)		201,000	205,619
E.On International Finance, 6.375%, 6/07/32	GBP	250,000	542,740
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$462,000	476,169
Enel Finance International N.V., 4.875%, 3/11/20	EUR	350,000	476,851
Enel S.p.A., 6.25%, 6/20/19	GBP	300,000	536,850
NGG Finance PLC, 5.625%, 6/18/73	GBP	300,000	499,305
PPL Capital Funding, Inc., 5%, 3/15/44		$331,000	404,211
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		189,000	218,190
Progress Energy, Inc., 7.05%, 3/15/19		460,000	553,685

			$5,461,329
Total Bonds			$518,143,875

Preferred Stocks - 0.7%
Consumer Products - 0.6%
Henkel AG & Co. KGaA		73,497	$8,438,044

Metals & Mining - 0.1%
Vale S.A.		274,600	$1,693,704
Total Preferred Stocks			$10,131,748

Money Market Funds - 4.7%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)		67,948,726	$67,948,726

Collateral for Securities Loaned - 0.4%
JPMorgan Prime Money Market Fund, 0.09%, at Net Asset Value (j)		$6,382,742	$6,382,742
Total Investments			$1,463,875,890

Other Assets, Less Liabilities - (0.1)%			(1,731,680)
Net Assets - 100.0%			$1,462,144,210

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,621,967 representing 2.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.555%, 1/30/25	9/26/14	$1,208,627	$1,197,849
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	1,540,684	1,535,347
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25	9/26/14	1,402,471	1,395,853
Petroleos Mexicanos, 4.5%, 1/23/26	1/15/15	416,251	416,375
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	542,975	465,560
Total Restricted Securities			$5,010,984
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	19,333,936	4/10/15	$15,591,852	$14,985,751	$606,101
SELL	CAD	Credit Suisse Group	6,615,472	4/10/15	5,605,049	5,201,779	403,270
BUY	CHF	UBS AG	4,428,000	4/10/15	4,398,988	4,838,811	439,823
SELL	DKK	Goldman Sachs International	26,029,127	4/10/15	4,090,183	3,961,120	129,063
BUY	EUR	Citibank N.A.	6,441,946	4/10/15	7,268,840	7,283,818	14,978
BUY	EUR	Goldman Sachs International	325,584	4/10/15	367,883	368,134	251
SELL	EUR	Citibank N.A.	1,500,000	4/10/15	1,763,730	1,696,029	67,701
SELL	EUR	JPMorgan Chase Bank	31,444,665	4/10/15	37,543,632	35,554,042	1,989,590
SELL	GBP	Goldman Sachs International	490,000	4/10/15	737,721	737,695	26
BUY	ILS	Barclays Bank PLC	554,000	2/23/15	140,441	140,912	471
BUY	INR	Deutsche Bank AG	184,150,000	2/12/15	2,933,726	2,967,705	33,979
BUY	JPY	Deutsche Bank AG	1,005,879,395	4/10/15	8,418,951	8,572,620	153,669
BUY	KRW	JPMorgan Chase Bank	6,618,049,000	2/17/15	5,978,094	6,048,361	70,267
SELL	MXN	JPMorgan Chase Bank	8,971,258	4/10/15	600,245	595,980	4,265
SELL	MYR	Barclays Bank PLC	3,549,863	2/04/15	980,084	978,377	1,707
SELL	NOK	Deutsche Bank AG	38,805,466	4/10/15	5,019,917	5,013,803	6,114
SELL	NOK	Goldman Sachs International	27,570,383	4/10/15	3,599,376	3,562,191	37,185
SELL	NZD	Westpac Banking Corp.	11,681,420	4/10/15	9,023,161	8,442,383	580,778
SELL	SEK	Credit Suisse Group	16,786,894	4/10/15	2,089,737	2,030,133	59,604
SELL	SEK	Deutsche Bank AG	28,857,905	4/10/15	3,567,329	3,489,947	77,382
SELL	SEK	Goldman Sachs International	42,123,221	4/10/15	5,318,051	5,094,196	223,855
BUY	THB	JPMorgan Chase Bank	37,630,750	3/16/15	1,137,912	1,146,590	8,678
BUY	ZAR	JPMorgan Chase Bank	13,302,933	4/10/15	1,116,425	1,130,113	13,688

							$4,922,445

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	6,500,000	4/10/15	$5,307,575	$5,038,156	$(269,419)
BUY	CZK	Citibank N.A.	12,895,000	4/10/15	555,435	525,349	(30,086)
BUY	EUR	Citibank N.A.	325,911	4/10/15	378,559	368,503	(10,056)
BUY	EUR	Deutsche Bank AG	24,382,715	3/18/15-4/10/15	29,302,678	27,566,971	(1,735,707)
BUY	EUR	Goldman Sachs International	12,184,878	4/10/15	14,154,538	13,777,271	(377,267)
BUY	EUR	Merrill Lynch International Bank	2,073,364	4/10/15	2,477,442	2,344,324	(133,118)
SELL	EUR	Citibank N.A.	33,847	4/10/15	38,226	38,271	(45)
BUY	GBP	Credit Suisse Group	159,772	4/10/15	243,346	240,536	(2,810)
BUY	GBP	Merrill Lynch International Bank	159,772	4/10/15	243,345	240,536	(2,809)
SELL	GBP	Goldman Sachs International	121,426	4/10/15	182,581	182,806	(225)
BUY	ILS	JPMorgan Chase Bank	1,848,000	2/23/15	486,659	470,047	(16,612)
BUY	JPY	Deutsche Bank AG	690,840,000	4/10/15	5,910,930	5,887,693	(23,237)
SELL	JPY	Goldman Sachs International	120,000,000	4/10/15	1,014,714	1,022,702	(7,988)
BUY	KRW	Barclays Bank PLC	769,342,000	2/17/15	704,042	703,116	(926)
SELL	KRW	JPMorgan Chase Bank	20,937,000	2/17/15	18,996	19,135	(139)
BUY	MXN	Barclays Bank PLC	10,915,185	4/10/15	739,663	725,119	(14,544)
BUY	MYR	Barclays Bank PLC	7,099,726	2/04/15-3/31/15	1,999,997	1,952,151	(47,846)
BUY	PLN	Goldman Sachs International	4,070,803	4/10/15	1,126,394	1,096,387	(30,007)
BUY	SGD	Barclays Bank PLC	1,036,000	4/10/15	774,101	765,032	(9,069)
BUY	TRY	Barclays Bank PLC	2,489,000	4/10/15	1,047,259	1,003,696	(43,563)

							$(2,755,473)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 1/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
US Treasury Note 10 yr (Short)	USD	36	$4,711,500	March - 2015	$(171,126)

At January 31, 2015, the fund had cash collateral of $1,664,000 and other liquid securities with an aggregate value of $56,280 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$409,872,960	$—	$—	$409,872,960
United Kingdom	110,437,925	—	—	110,437,925
Japan	—	80,249,943	—	80,249,943
Switzerland	58,881,862	—	—	58,881,862
Germany	38,008,257	—	—	38,008,257
France	33,605,480	—	—	33,605,480
Canada	27,830,730	—	—	27,830,730
Netherlands	14,851,965	—	—	14,851,965
Sweden	13,291,918	—	—	13,291,918
Other Countries	47,249,913	37,119,599	—	84,369,512
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	58,048,196	—	58,048,196
Non-U.S. Sovereign Debt	—	286,717,845	—	286,717,845
U.S. Corporate Bonds	—	66,915,791	—	66,915,791
Residential Mortgage-Backed Securities	—	38,931,419	—	38,931,419
Commercial Mortgage-Backed Securities	—	9,976,576	—	9,976,576
Asset-Backed Securities (including CDOs)	—	4,129,049	—	4,129,049
Foreign Bonds	—	53,424,994	—	53,424,994
Mutual Funds	74,331,468	—	—	74,331,468
Total Investments	$828,362,478	$635,513,412	$—	$1,463,875,890

Other Financial Instruments
Futures Contracts	$(171,126)	$—	$—	$(171,126)
Forward Foreign Currency Exchange Contracts	—	2,166,972	—	2,166,972

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,272,374,418
Gross unrealized appreciation	232,217,312
Gross unrealized depreciation	(40,715,840)
Net unrealized appreciation (depreciation)	$191,501,472

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,098,625	104,969,613	(110,119,512)	67,948,726

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,972	$67,948,726

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	44.9%
Japan	10.8%
United Kingdom	10.1%
Switzerland	4.2%
Germany	3.8%
France	3.8%
Canada	3.4%
Italy	3.0%
Spain	2.2%
Other Countries	13.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2015

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 87.6%
Cable TV - 7.8%
Astro Malaysia Holdings Berhad	28,886,800	$23,249,574
Charter Communications, Inc., “A” (a)	382,908	57,863,142
Comcast Corp., “Special A”	3,285,837	173,820,777
Liberty Global PLC, “A” (a)	450,520	21,048,294
Liberty Global PLC, “C” (a)	2,665,968	121,541,481
Time Warner Cable, Inc.	650,301	88,525,475

		$486,048,743
Energy - Independent - 4.2%
Access Midstream Partners LP (a)	624,058	$32,295,002
Anadarko Petroleum Corp.	593,760	48,539,880
Enable Midstream Partners LP	526,352	9,358,539
Energen Corp.	654,261	41,493,233
EQT Corp.	638,033	47,495,177
Markwest Energy Partners LP (a)	447,310	26,359,978
Noble Energy, Inc.	453,962	21,672,146
Western Gas Equity Partners LP	596,989	34,607,452

		$261,821,407
Entertainment - 0.0%
Vivendi S.A.	127,814	$3,038,081

Internet - 0.3%
Rocket Internet AG (a)	399,809	$20,962,786

Natural Gas - Distribution - 6.6%
AGL Energy Ltd.	1,431,305	$15,760,257
China Resources Gas Group Ltd.	17,356,000	42,117,527
Gas Natural SDG S.A.	1,177,819	27,683,458
GDF SUEZ	2,884,557	64,294,612
Infraestructura Energetica Nova S.A.B. de C.V.	2,233,243	10,604,906
NiSource, Inc.	467,728	20,233,913
NorthWestern Corp.	538,220	31,087,587
Sempra Energy	1,361,243	152,350,317
Snam S.p.A.	10,583,769	51,857,081

		$415,989,658
Natural Gas - Pipeline - 13.5%
Antero Midstream Partners LP (a)	227,373	$5,331,897
APA Group	2,952,327	18,698,153
Cheniere Energy, Inc. (a)	390,311	27,860,399
Cone Midstream Partners LP (a)	383,890	8,011,784
Enagas S.A.	1,976,619	62,763,583
Enbridge, Inc.	1,606,128	77,797,417
Energy Transfer Equity LP	1,248,149	74,165,014
Enlink Midstream Partners LP	109,335	3,135,728
Enterprise Products Partners LP	220,460	7,592,642
JP Energy Partners LP (a)	885,798	10,966,179
Kinder Morgan, Inc.	3,658,512	150,181,918
ONEOK Partners LP	444,238	18,364,799
ONEOK, Inc.	969,688	42,695,363
Plains All American Pipeline LP	295,487	14,653,200
Plains GP Holdings LP	3,586,202	93,528,148

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - continued
SemGroup Corp., “A”	519,181	$34,956,457
Williams Cos., Inc.	3,588,069	157,372,706
Williams Partners LP	826,721	35,061,238

		$843,136,625
Real Estate - 0.1%
InfraREIT, Inc., REIT (a)	279,770	$7,441,882

Telecommunications - Wireless - 6.2%
Advanced Info Service PLC	298,400	$2,233,669
American Tower Corp., REIT	754,638	73,162,154
Bharti Airtel Ltd.	529,366	3,185,994
Cellcom Israel Ltd. (a)	1,547,664	8,109,759
Idea Cellular Ltd.	2,874,742	7,169,747
KDDI Corp.	595,600	42,021,204
MegaFon OJSC	1,062,632	14,600,564
Mobile TeleSystems OJSC, ADR	3,604,500	28,331,370
Philippine Long Distance Telephone Co.	142,335	9,587,348
SBA Communications Corp. (a)	677,328	79,044,178
T-Mobile U.S., Inc. (a)	248,271	7,492,819
TIM Participacoes S.A., ADR	245,265	5,412,999
Turkcell Iletisim Hizmetleri AS (a)	5,969,261	34,359,355
Vodafone Group PLC	20,046,351	70,804,493

		$385,515,653
Telephone Services - 8.8%
Altice S.A. (a)	876,249	$73,370,958
Bezeq - The Israel Telecommunication Corp. Ltd.	27,101,507	43,358,585
British Telecom Group, PLC	4,564,820	28,732,847
Com Hem Holding AB (a)	7,060,962	54,658,410
Drillisch AG	188,017	7,329,843
France Telecom	114,070	2,013,404
Hellenic Telecommunications Organization S.A. (a)	4,341,687	35,912,698
Numericable Group (a)	33,388	1,743,054
Oi S.A., NPV (a)	1,641,893	3,304,285
PT XL Axiata Tbk	73,585,500	27,786,303
Quebecor, Inc., “B”	1,344,680	33,704,303
TDC A.S.	10,719,722	79,492,171
Telecom Italia S.p.A. (a)	3,009,134	3,512,532
Telecom Italia S.p.A.	76,752,218	72,549,650
TELUS Corp.	751,919	25,793,774
Verizon Communications, Inc.	1,199,157	54,813,466

		$548,076,283
Utilities - Electric Power - 40.1%
Abengoa Yield PLC (l)	2,058,013	$67,749,788
AES Corp.	7,646,993	93,446,254
Aksa Enerji Uretim A.S. (a)	6,634,348	9,009,099
ALLETE, Inc.	862,638	48,868,443
Ameren Corp.	827,296	37,459,963
American Electric Power Co., Inc.	1,730,985	108,723,168
Calpine Corp. (a)	5,844,146	122,025,768
CenterPoint Energy, Inc.	271,193	6,261,846
Cheung Kong Infrastructure Holdings Ltd.	3,881,000	31,878,193
China Longyuan Electric Power Group Corp.	19,519,000	20,972,087

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
CMS Energy Corp.	1,493,481	$56,349,038
Companhia Paranaense de Energia, ADR (l)	721,620	8,370,792
CPFL Energia S.A.	4,146,653	26,024,275
Dominion Resources, Inc.	240,250	18,472,823
Drax Group PLC	4,348,403	23,611,180
DTE Energy Co.	394,958	35,411,934
Dynegy, Inc. (a)	4,158,239	113,603,089
Edison International	293,142	19,977,627
EDP Renovaveis S.A.	17,861,225	119,686,283
Endesa S.A.	166,916	3,335,658
Enel Green Power S.p.A.	5,424,734	10,739,671
Enel S.p.A	12,872,279	58,269,975
Energias de Portugal S.A.	29,336,856	111,949,736
Energias do Brasil S.A.	11,843,048	38,222,602
Equatorial Energia S.A.	1,900,131	17,703,634
Exelon Corp.	4,514,569	162,705,067
Iberdrola S.A.	4,260,042	29,499,257
Infinis Energy PLC	3,402,892	9,953,596
Light S.A.	2,237,883	11,809,717
NextEra Energy Partners LP	273,945	10,982,455
NextEra Energy, Inc.	2,106,296	230,091,775
Northeast Utilities	288,888	16,056,395
NRG Energy, Inc.	6,449,902	159,054,583
NRG Yield, Inc.	437,273	23,122,996
OGE Energy Corp.	3,365,384	118,394,209
PG&E Corp.	797,609	46,907,385
Pinnacle West Capital Corp.	393,821	27,638,358
PPL Corp.	6,439,974	228,619,077
Public Service Enterprise Group, Inc.	3,425,794	146,212,888
Red Electrica de Espana	650,124	55,509,408
SSE PLC	900,745	21,829,337

		$2,506,509,429
Total Common Stocks		$5,478,540,547

Bonds - 0.1%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.42%, 1/05/23 (i)(z)	$268,793	$21,530

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)	$5,328,000	$5,662,971
Total Bonds		$5,684,501

Convertible Preferred Stocks - 6.4%
Telecommunications - Wireless - 0.8%
T-Mobile U.S., Inc., 5.5% (a)	882,912	$50,352,471

Utilities - Electric Power - 5.6%
Dominion Resources, Inc., “A”, 6.125%	615,339	$37,074,182
Dominion Resources, Inc., “B”, 6%	740,671	44,869,849
Dominion Resources, Inc., 6.375%	759,909	39,302,493
Dynegy, Inc., 5.375% (l)	678,984	70,274,844
Exelon Corp., 6.5%	1,666,537	87,259,877
NextEra Energy, Inc., 5.799%	274,899	15,999,122

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Utilities - Electric Power - continued
NextEra Energy, Inc., 5.889%	817,004	$56,201,705

		$350,982,072
Total Convertible Preferred Stocks		$401,334,543

Preferred Stocks - 0.5%
Telephone Services - 0.1%
Oi S.A. (a)	5,086,270	$9,458,860

Utilities - Electric Power - 0.4%
Companhia Paranaense de Energia	2,038,900	$23,707,698
Total Preferred Stocks		$33,166,558

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	288,301,171	$288,301,171

Collateral for Securities Loaned - 0.3%
JPMorgan Prime Money Market Fund, 0.09%, at Net Asset Value (j)	16,056,550	$16,056,550
Total Investments		$6,223,083,870

Other Assets, Less Liabilities - 0.5%		33,345,159
Net Assets - 100.0%		$6,256,429,029

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,662,971, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.42%, 1/05/23	1/18/02	$7,540	$21,530
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

4

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Barclays Bank PLC	2,658,613	4/10/15	$3,170,954	$3,006,056	$164,898
SELL	EUR	Citibank N.A.	30,603,250	4/10/15	36,527,878	34,602,667	1,925,211
SELL	EUR	Credit Suisse Group	5,480,757	4/10/15	6,468,574	6,197,016	271,558
SELL	EUR	Deutsche Bank AG	149,952,266	3/18/15-4/10/15	183,213,860	169,529,229	13,684,631
SELL	EUR	Goldman Sachs International	97,356,201	4/10/15	116,008,606	110,079,293	5,929,313
SELL	EUR	JPMorgan Chase Bank	110,139,349	4/10/15	131,457,832	124,533,019	6,924,813
SELL	EUR	Merrill Lynch International Bank	13,597,391	4/10/15	16,219,988	15,374,380	845,608
SELL	EUR	Merrill Lynch International Bank	6,761,178	4/10/15	8,066,288	7,644,769	421,519
SELL	EUR	UBS AG	61,397,987	4/10/15	73,217,099	69,421,844	3,795,255
SELL	GBP	Barclays Bank PLC	2,513,616	4/10/15	3,824,414	3,784,246	40,168
SELL	GBP	Credit Suisse Group	35,368,364	4/10/15	53,869,202	53,247,036	622,166
SELL	GBP	Goldman Sachs International	1,394,134	4/10/15	2,105,868	2,098,868	7,000
SELL	GBP	Merrill Lynch International Bank	35,368,364	4/10/15	53,868,848	53,247,036	621,812

							$35,253,952

Liability Derivatives
SELL	EUR	Credit Suisse Group	691,427	4/10/15	$780,238	$781,787	$(1,549)
BUY	GBP	Credit Suisse Group	7,360,202	4/10/15	11,158,626	11,080,777	(77,849)

							$(79,398)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

6

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,065,844,043	$—	$—	$4,065,844,043
Portugal	231,636,019	—	—	231,636,019
United Kingdom	222,681,242	—	—	222,681,242
Italy	196,928,911	—	—	196,928,911
Spain	178,791,364	—	—	178,791,364
Brazil	144,014,861	—	—	144,014,861
Canada	137,295,495	—	—	137,295,495
Denmark	79,492,171	—	—	79,492,171
Netherlands	73,370,958	—	—	73,370,958
Other Countries	284,436,410	298,550,174	—	582,986,584
U.S. Corporate Bonds	—	21,530	—	21,530
Foreign Bonds	—	5,662,971	—	5,662,971
Mutual Funds	304,357,721	—	—	304,357,721
Total Investments	$5,918,849,195	$304,234,675	$—	$6,223,083,870

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$35,174,554	$—	$35,174,554

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $166,122,564 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,412,799,914
Gross unrealized appreciation	1,151,067,947
Gross unrealized depreciation	(340,783,991)
Net unrealized appreciation (depreciation)	$810,283,956

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	241,096,971	503,926,309	(456,722,109)	288,301,171

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$67,212	$288,301,171

7

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2015, are as follows:

United States	70.4%
Portugal	3.7%
United Kingdom	3.7%
Italy	3.1%
Spain	2.9%
Brazil	2.3%
Canada	2.2%
Denmark	1.3%
Netherlands	1.2%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.